Description of the Business	12 Months Ended
Dec. 31, 2021
Description of the Business
Description of the Business
1.	Description of the Business

BuzzFeed, Inc. (referred to herein, collectively with its subsidiaries, as “BuzzFeed or the “Company”) is a global media company with social, content-driven publishing technology. BuzzFeed provides breaking news, original reporting, entertainment, and video across its owned and operated and the social web to its global audience. BuzzFeed derives its revenue primarily from content, advertising and commerce sold to leading brands. The Company has one reportable segment.

On December 3, 2021 (the “Closing Date”), the Company consummated the previously announced business combinations in connection with (i) that certain Agreement and Plan of Merger, dated June 24, 2021 (as amended, the “Merger Agreement”), by and among 890 5th Avenue Partners, Inc., a Delaware corporation (“890”), Bolt Merger Sub I, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of 890 (“Merger Sub I”), Bolt Merger Sub II, Inc., a Delaware corporation and a direct, wholly-owned subsidiary of 890 (“Merger Sub II”), and BuzzFeed, Inc., a Delaware corporation (“ Legacy BuzzFeed”), pursuant to which (a) Merger Sub I merged with and into Legacy BuzzFeed (the “First Merger”), with Legacy BuzzFeed surviving the First Merger as a wholly-owned subsidiary of 890 and (b) immediately following the First Merger, Legacy BuzzFeed merged with and into Merger Sub II (the “Second Merger” and, together with the First Merger, the “Two-Step Merger”), with Merger Sub II surviving the Second Merger as a wholly-owned subsidiary of 890; and (ii) the Membership Interest Purchase Agreement, dated as of March 27, 2021 (as amended, the “C Acquisition Purchase Agreement”), by and among Legacy BuzzFeed, CM Partners, LLC, Complex Media, Inc., Verizon CMP Holdings LLC and HDS II, Inc., pursuant to which the surviving entity acquired 100% of the membership interests of CM Partners, LLC. CM Partners, LLC, together with Complex Media, Inc., is referred to herein as “Complex Networks.” The Two-Step Merger and the other transactions contemplated by the Merger Agreement, including the acquisition by the surviving entity of Complex Networks, are hereinafter referred to as the “Business Combination.” In connection with the consummation of the Business Combination, 890 was renamed “BuzzFeed, Inc.”

Liquidity

As of and for the year ended December 31, 2021, the Company has cash and cash equivalents of $79.7 million, generated positive income of $25.9 million, and positive operating cash inflows. However, the Company has a history of losses, and has an accumulated deficit of $322.1 million as of December 31, 2021. The Company has cash available on hand and management believes its existing capital resources will be sufficient to support the Company’s operations and meet its obligations as they come due within one year from the date these consolidated financial statements are issued.

The Business Combination

On the Closing Date: (i) each issued and outstanding share of Class A common stock, par value $0.0001 per share (the “890 Class A common stock”), and Class F common stock, par value $0.0001 per share (the “890 Class F common stock”), of 890 became one share of BuzzFeed Class A common stock, par value $0.0001 per share (the “BuzzFeed Class A common stock”); (ii) each issued and outstanding whole warrant to purchase shares of 890 Class A common stock became a warrant to acquire one share of BuzzFeed Class A common stock at an exercise price of $11.50 per share (each a “BuzzFeed warrant”); and (iii) each issued and outstanding unit of 890 that had not been previously separated into the underlying share of 890 Class A common stock and the underlying warrants of 890 upon the request of the holder thereof was cancelled and entitled the holder thereof to one share of BuzzFeed Class A common stock and one-third of one BuzzFeed warrant.

In addition, on the Closing Date (i) each share of Legacy BuzzFeed Class A common stock and Legacy BuzzFeed preferred stock (other than Series F Preferred Stock and Series G Preferred Stock, any cancelled shares or dissenting shares) issued and outstanding were cancelled and automatically converted into the right to receive 0.306 shares of BuzzFeed Class A Common Stock; (ii) all of the shares of Series F Preferred Stock and Series G Preferred Stock issued and outstanding were cancelled and automatically converted into the right to receive 30,880,000 shares of BuzzFeed Class A Common Stock; (iii) each share of Class B Common Stock of Legacy BuzzFeed issued and outstanding (other than any cancelled shares or dissenting shares) were cancelled and automatically converted into the right to receive 0.306 shares of BuzzFeed Class B Common Stock; and (iv) each share of Class C Common Stock of Legacy BuzzFeed issued and outstanding were cancelled and automatically converted into the right to receive 0.306 shares of BuzzFeed Class C Common Stock, in each case in accordance with the applicable provisions of the Merger Agreement. As a result, shares of BuzzFeed capital stock no longer represent an ownership interest in Legacy BuzzFeed, but instead represent an ownership interest in BuzzFeed.

In addition, pursuant to subscription agreements entered into in connection with the Merger Agreement, the Company issued, and certain investors purchased, $150.0 million aggregate principal amount of unsecured convertible notes due 2026 concurrently with the closing of the Business Combination (the “Notes”).

Holders of 27,133,519 shares of 890 Class A common stock sold in 890’s initial public offering (the “Public Shares”) properly exercised their right to have their public shares redeemed for a full pro rata portion of the trust account holding the proceeds from 890’s initial public offering, calculated as of two business days prior to the Closing, which was approximately $10.00 per share, or $271.3 million in the aggregate. Approximately $16.2 million remained in 890’s trust account and was used to partially fund the Business Combination.

The following table summarizes the proceeds raise and issuance costs incurred related to the Business Combination:

Cash from reverse recapitalization	$16,167
890 reverse recapitalization costs	(13,795)
BuzzFeed reverse recapitalization costs	(14,609)
Accrued reverse recapitalization costs	585
Net proceeds from reverse recapitalization	$(11,652)

Proceeds from Notes	$150,000
Issuance costs	(6,757)
Issuance costs settled in stock	563
Proceeds from issuance of Notes, net of issuance costs	$143,806

After giving effect to the Business Combination (including the issuance of 10,000,000 shares of BuzzFeed Class A common stock pursuant to the C Acquisition Purchase Agreement), the redemption of Public Shares as described above and the separation of the former 890 units, as of the Closing Date, there were 110,789,875 shares of BuzzFeed Class A common stock issued and outstanding, 15,872,459 shares of BuzzFeed Class B common stock issued and outstanding and 6,478,031 shares of BuzzFeed Class C common stock issued and outstanding.

The Two-Step Merger was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Under this method of accounting, 890 was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the reverse recapitalization was treated as the equivalent of Legacy BuzzFeed issuing stock for the net assets of 890, accompanied by a recapitalization. The net assets of 890 were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the reverse recapitalization are those of Legacy BuzzFeed.

The determination of Legacy BuzzFeed being the accounting acquirer for the Two-Step Merger was primarily based on evaluation of the following facts and circumstances: (i) Legacy BuzzFeed’s existing stockholders own the majority of the shares and have the majority of the voting interests in BuzzFeed with more than 97% of the voting interests; (ii) Legacy BuzzFeed appointed the majority of the directors on BuzzFeed’s Board; (iii) Legacy BuzzFeed’s existing management comprises the majority of the management of BuzzFeed; (iv) Legacy BuzzFeed is the larger entity based on historical revenues and business operations and comprises the majority of the ongoing operations of BuzzFeed; and (v) Legacy BuzzFeed assumed BuzzFeed’s name.

In accordance with guidance applicable to these circumstances, the equity structure has been recast in all comparative periods up to the Closing Date to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy BuzzFeed’s stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Legacy BuzzFeed redeemable convertible preferred stock (other than Series F Preferred Stock and Series G Preferred Stock ) and Legacy BuzzFeed common stock prior to the Business Combination have been retroactively recast as shares reflecting the Exchange Ratio of 0.306 established in the Business Combination. Legacy BuzzFeed Series F Preferred Stock and Series G Preferred stock have been retroactively restated based on the exchange into 30,880,000 shares of BuzzFeed Class A common stock established in the Business Combination.

BuzzFeed common stock and warrants commenced trading on the Nasdaq Stock Market LLC under the symbols “BZFD” and “BZFDW,” respectively, on December 6, 2021.

COVID-19

In March 2020, the World Health Organization declared the viral strain of COVID-19 a global pandemic and recommended containment and mitigation measures worldwide. The spread of COVID-19 and the resulting economic contraction has resulted in increased business uncertainty and significantly impacted our business and results of operations.

We believe that the COVID-19 pandemic drove a shift in commerce from offline to online, including an increase in online shopping, which we believe contributed to the rapid growth we experienced in our commerce revenue for fiscal 2020. However, the growth of our commerce revenue has decelerated during 2021 as shelter-in-place orders were lifted, consumers returned to shopping in stores, and retailers struggled with supply chain disruptions and labor shortages.

The continued duration and severity of the COVID-19 pandemic is uncertain, rapidly changing, and difficult to predict. The degree to which COVID-19-related disruptions impact the Company’s future results will depend on future developments, which are outside of the Company’s control, including, but not limited to, the duration of the pandemic, its severity, the success of actions taken to contain or prevent the virus or treat its impact, and how quickly and to what extent normal economic and operating conditions can resume. Our growth rate may continue to be impacted by additional macroeconomic factors beyond our control, such as inflation, retail businesses reopening, increased consumer spending on travel and other discretionary items, and the absence of new U.S. and other government economic stimulus programs, among other things.